EMPLOYEE BENEFIT PLANS - Defined benefit pension plan (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of employee benefit plans
Actuarial (gain)/loss - financial assumptions			$ 1,624
Grupo Agromercantil Holding S.A.
Disclosure of employee benefit plans
Present value of the obligation as of January 1	$ 28,753	$ 26,829
Current cost of service	1,165	1,219
Interest cost	2,597	2,215
Benefits paid	(1,251)	(1,097)
Actuarial (gain)/loss - financial assumptions	(2,052)	(770)
Foreign currency translation effect	940	357
Defined obligation, unfunded as of December 31	30,152	28,753	26,829
Domestic Defined Benefit Plan
Disclosure of employee benefit plans
Present value of the obligation as of January 1	129,028	122,383
Interest cost	7,244	7,880
Actuarial (gain)/loss - experience	2,846	104
Benefits paid	(12,009)	(11,857)
Actuarial (gain)/loss - financial assumptions	23	10,518
Defined obligation, unfunded as of December 31	127,132	129,028	122,383
Foreign defined benefit plans
Disclosure of employee benefit plans
Present value of the obligation as of January 1	5,371	5,863
Interest cost	164	229
Actuarial (gain)/loss - experience	372	620
Actuarial (gain)/loss - financial assumptions	353	(610)
Benefits paid from plan assets	(572)	(782)
Foreign currency translation effect	232	51
Defined obligation, unfunded as of December 31	$ 5,920	$ 5,371	$ 5,863